UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

 (Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

Investments in Investment Funds (50.05%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (25.05%)
China (0.62%)
Prax Capital China Growth Fund III (UST), L.P. [a,b]	$130,506	$81,282
France (0.00%)
Euroknights VI [a,b]	16,892	0
Germany (2.00%)
Pinova Capital [a]	356,838	261,320
Holland (3.79%)
HPE PRO Institutional Fund B.V. [a,b]	532,937	493,424
Hong Kong (0.98%)
Orchid Asia V, L.P. [a,b]	129,648	127,092
India (6.29%)
India Business Excellence Fund I, Inc. [a,b] (68 shares)	542,000	678,942
India Equity Partners Fund II, LLC [a,b]	139,851	139,851
Peepul Capital Fund III, LLC [a,b]	19,495	2,047
Total India Investments		820,840
United Kingdom (4.78%)
Elysian Capital I, L.P. [a,b]	667,974	623,854
United States (6.59%)
The Azalea Fund III, L.P. [a]	135,344	98,304
Baird Capital Partners V, L.P. [a,b]	381,274	369,972
Radius Venture Partners III QP, L.P. [a,b]	119,993	209,535
The Resilience Fund III, L.P. [a,b]	190,862	182,163
Total United States Investments		859,974
Total Investments in Non-Listed Private Equity Funds		3,267,786

Investments in Listed Private Equity Funds (25.00%)
Belgium (2.56%)
Gimv NV Ord (7,000 shares)	400,523	334,601
Canada (1.99%)
Onex Corporation (8,000 shares)	279,190	259,839
France (1.71%)
ANF Immobilier (162 shares)	11,807	5,848
Eurazeo (6,108 shares)	412,392	217,666
Total France Investments		223,514
Germany (2.08%)
Deutsche Beteiligung AG (13,420 shares)	360,891	270,993
Spain (1.29%)
Dinamia Capital Privado (32,791 shares)	380,458	167,877
United Kingdom (15.37%)
Better Capital, Ltd. (189,000 shares)	358,098	357,656
Candover Investments PLC (51,000 shares)	532,440	363,053
Electra Private Equity (13,400 shares)	349,938	294,294
HgCapital Trust PLC (24,508 shares)	388,398	369,500
Intermediate Capital Group (85,000 shares)	456,188	302,280
SVG Capital PLC (100,000 shares)	446,279	318,632
Total United Kingdom Investments		2,005,415
Total Investments in Listed Private Equity Funds		3,262,239
Total Investments in Investment Funds (Cost $7,740,216)		6,530,025

Short-Term Investments (50.82%)

Federated Prime Obligations Fund #10, 0.19% [c]	1,126,628	1,126,628
RBC Bank Certificate of Deposit, 0.30% [d]	4,502,257	4,502,257
RBC Bank Money Market Account, 0.30% [d]	1,000,629	1,000,629
Total Short-Term Investments (Cost $6,629,514)		6,629,514

Total Investments (Cost $14,369,730) (100.87%)		13,159,539

Liabilities in excess of other Assets (-0.87%)		(113,580)

Members' Capital (100.00%)		$13,045,959

a Investment Funds are issued in private placement transactions and as such are restricted as to resale.

b Non-Income Producing.

c The rate shown is the annualized 7-day yield as of December 31, 2011.

d The rate shown is the annual interest rate as of December 31, 2011.

Total cost and fair value of restricted Investment Funds as of December 31, 2011 was $3,363,614 and $3,267,786, respectively.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•   Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•   Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$-	$-	$3,267,786	$3,267,786
Listed Private Equity Funds	3,262,239	-	-	3,262,239
Short-Term Investments	6,629,514	-	-	6,629,514
Total	$9,891,753	$-	$3,267,786	$13,159,539

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			Change in
			Unrealized
	Balance as of	Net Realized	Appreciation/	Gross	Gross	Balance as of
Investments	March 31, 2011	Gain (Loss)	(Depreciation)	Purchases	Sales	December 31, 2011
Non-Listed Private Equity Funds	$1,905,053	$252,302	$(577,563)	$1,991,298	$(303,304)	$3,267,786
Total Investments	$1,905,053	$252,302	$(577,563)	$1,991,298	$(303,304)	$3,267,786

* The change in unrealized appreciation/(depreciation) attributable to level 3 investments held at December 31, 2011 is $(577,563).

ITEM 2. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*

David B. Perkins, President
(principal executive officer)

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

David B. Perkins, President
(principal executive officer)

Date

By (Signature and Title)*

R. Lance Baker, Treasurer
(principal financial officer)

Date

 * Print the name and title of each signing officer under his or her signature.